Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2021	2020

	(Millions of yen)
Land	276,306	270,308
Buildings	1,728,811	1,687,921
Machinery and equipment	1,849,271	1,806,185
Construction in progress	43,283	37,324
Finance lease right-of-use assets	6,533	6,048

Cost	3,904,204	3,807,786
Less accumulated depreciation	(2,862,801)	(2,770,106)

Property, plant and equipment, net	1,041,403	1,037,680